Capital and Reserves (Details) - Schedule of Issued Share Capital - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Issued Share Capital [Abstract]
Beginning balance	1,180,053	748,213
Common shares issued	6,773,951	105,000
Ending balance	7,954,004	853,213